Asset-Based Income Fund	September 30, 2025 (Unaudited)

Schedule of Investments

(in thousands, except share data )

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Asset-Backed Securities — 31.7%

Auto Loan — 0.2%

Western Funding Auto Loan Trust (a)	Class D, Series 2025-1	5.79%	1/15/2036	945	$957

Data Center — 2.2%

Centersquare Issuer LLC	Class A2, Series 2025-4A	5.20%	8/25/2055	12,645	11,950

Fiber — 2.3%

Metro Communications Issuer LLC (b)(c)	Class BI, Series 2025-1A	7.82%	2/25/2055	1,801	1,847

Metro Communications Issuer LLC (b)(c)	Class A2I, Series 2025-1A	6.51%	2/25/2055	9,880	10,121

Metro Communications Issuer LLC (a)(b)(d)(f)	Class A2II, Series 2025-1A	6.04%	2/25/2055	3,002	1,074

Metro Communications Issuer LLC (a)(b)(d)(f)	Class BII, Series 2025-1A	7.39%	2/25/2055	546	196

Fund Finance — 2.6%

New Mountain Guardian IV Rated Feeder III Ltd. (a)(b)(d)(f)	Class A1, Series 2024-2A	7.50% (SOFR + 3.20%)	11/19/2037	20,000	14,403

Infrastructure Credit — 0.7%

Identity Digital Capital LLC (b)(c)	Class A2, Series 2025-1	6.79%	3/20/2065	4,003	4,073

Music IP — 1.8%

Lyra Music Assets Delaware LP (c)	Class A2, Series 2024-3A	5.76%	12/22/2064	9,986	10,144

Point of Sale — 0.3%

Sunbit Asset Securitization Trust (a)	Class B, Series 2025-1	5.69%	7/15/2030	1,115	1,122

Sunbit Asset Securitization Trust (a)	Class C, Series 2025-1	6.12%	7/15/2030	459	462

Rooftop Solar Lease — 9.0%

SSI ABS Issuer LLC (a)	Class A, Series 2025-1	6.15%	7/25/2065	3,027	3,070

SSI ABS Issuer LLC (a)	Class B, Series 2025-1	7.82%	7/25/2065	2,845	2,887

Sunnova Energy Corp. (b)	Class A, Series 2024-3	6.45%	7/30/2059	19,805	19,368

Sunnova Energy Corp. (b)	Class B, Series 2024-3	8.78%	7/30/2059	869	852

Sunnova SOL IX Issuer LLC (b)(c)	Class A, Series 2025-1	6.28%	1/30/2060	8,757	8,541

Sunnova SOL IX Issuer LLC (b)(c)	Class B, Series 2025-1	8.65%	1/30/2060	670	657

Sunrun Demeter Issuer LLC (a)	Class A, Series 2021-2A	2.27%	1/30/2057	10,216	9,203

Sunrun Lucius Issuer LLC (a)	Class A1, Series 2025-3A	6.15%	1/30/2061	4,921	4,919

Single Family Rental — 5.2%

AMSR Trust (a)	Class E2, Series 2022-SFR3	4.00%	10/17/2039	1,250	1,209

AMSR Trust (a)	Class E2, Series 2023-SFR1	4.00%	4/17/2040	5,939	5,649

FirstKey Homes Trust (a)	Class E2, Series 2022-SFR3	3.50%	7/17/2038	20,000	19,583

Progress Residential Trust (a)	Class E2, Series 2023-SFR1	6.60%	3/17/2040	2,500	2,514

Small Business Loans — 0.2%

Libertas Asset Securitization LLC (a)	Class A, Series 2025-1A	6.34%	1/15/2031	461	465

Libertas Asset Securitization LLC (a)	Class B, Series 2025-1A	6.54%	1/15/2031	369	372

SME Short Term — 2.3%

KCG Securitization LLC (a)(b)	Class A, Series 2024-1A	8.23%	9/17/2029	938	949

Mulligan Asset Securitization II LLC (a)	Class A, Series 2024-1	6.00%	10/15/2031	9,500	9,540

RFS Asset Securitization V LLC (a)	Class B, Series 2025-1	6.20%	5/15/2032	1,250	1,258

RFS Asset Securitization V LLC (a)	Class C, Series 2025-1	7.65%	5/15/2032	1,000	1,007

Asset-Based Income Fund	September 30, 2025 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Solar Loan — 2.0%

Mosaic Solar Loan Trust (a)	Class B, Series 2023-3A	7.37%	11/20/2053	6,469	$6,549

Sunnova Helios XI Issuer LLC (a)	Class B, Series 2023-A	5.60%	5/20/2050	5,675	4,256

Student Loans — 2.0%

College Ave Student Loans LLC (a)	Class D, Series 2023-A	6.89%	5/25/2055	1,747	1,789

College Ave Student Loans LLC (a)	Class E, Series 2023-A	8.49%	5/25/2055	3,762	3,884

Navient Education Loan Trust (a)	Class D, Series 2025-A	6.03%	10/17/2033	756	763

Navient Refinance Loan Trust (a)	Class C, Series 2025-A	6.14%	2/16/2055	2,287	2,343

SMB Private Education Loan Trust (a)	Class D, Series 2025-B	6.63%	3/17/2053	2,982	3,044

Unsecured Consumer — 0.9%

Upstart Securitization Trust (a)	Class B, Series 2024-1	6.24%	11/20/2034	5,100	5,169

TOTAL ASSET-BACKED SECURITIES (Amortized Cost $173,537)					$176,131

Mortgage-Backed Securities — 38.5%

Home Equity Investments — 10.5%

HTAP Issuer Trust (a)	Class A, Series 2025-2	6.50%	6/25/2043	21,198	21,153

HTAP Issuer Trust (a)	Class B, Series 2025-2	8.00%	6/25/2043	1,184	1,179

Point Securitization Trust (a)(e)	Class A1, Series 2023-1	6.50%	11/25/2053	99	99

Unison Trust (a)	Class A, Series 2023-2	6.50%	11/25/2053	18,451	18,346

Unison Trust (c)	Class A, Series 2025-1	6.00%	7/25/2055	11,036	10,303

Unlock HEA Trust (a)	Class A, Series 2024-1	7.00%	4/25/2039	4,222	4,237

Unlock HEA Trust (a)	Class A, Series 2024-2	6.50%	10/25/2039	1,021	1,020

Unlock HEA Trust (a)	Class A, Series 2025-1	6.75%	7/25/2041	2,024	2,031

Investor Loans — 0.2%

Morgan Stanley Residential Mortgage Loan Trust (a)(d)	Class M1, Series 2025-DSC3	5.78%	9/25/2070	1,041	1,041

Non-Qualified Mortgage — 16.2%

Angel Oak Mortgage Trust (a)(d)	Class M1, Series 2025-8	6.22%	7/25/2070	2,153	2,184

Angel Oak Mortgage Trust (a)(d)	Class M1A, Series 2024-13	6.44%	12/26/2069	7,000	7,092

Angel Oak Mortgage Trust (a)(d)	Class M1B, Series 2024-12	7.08%	10/25/2069	3,000	3,043

Angel Oak Mortgage Trust (a)(d)	Class M1B, Series 2024-13	6.89%	12/26/2069	2,000	2,022

Chase Home Lending Mortgage Trust (a)(d)	Class B3, Series 2025-9	6.63%	6/25/2056	1,305	1,328

Colt Mortgage Loan Trust (a)(d)	Class M1, Series 2024-7	6.45%	12/26/2069	7,000	7,096

Cross Mortgage Trust (a)(d)	Class B1A, Series 2024-H8	6.96%	12/25/2069	1,976	1,998

Cross Mortgage Trust (a)(d)	Class B1A, Series 2025-H7	6.09%	9/25/2070	522	520

GCAT Trust (a)(d)	Class M1, Series 2022-NQM4	5.73%	8/25/2067	7,500	7,487

GS Mortgage-Backed Securities Trust (a)(d)	Class B3, Series 2025-PJ5	6.60%	10/25/2055	722	695

GS Mortgage-Backed Securities Trust (a)(d)	Class B3, Series 2025-PJ7	6.57%	12/25/2055	962	936

Homes Trust (a)(d)	Class M2, Series 2024-NQM2	7.10%	10/25/2069	5,000	5,073

HOMES Trust (a)(d)	Class M1, Series 2025-NQM4	5.96%	8/25/2070	609	612

Imperial Fund Mortgage Trust (a)(e)	Class M1, Series 2022-NQM5	6.25%	8/25/2067	4,000	3,989

Imperial Fund Mortgage Trust (a)	Class M1, Series 2022-NQM7	7.50%	11/25/2067	16,788	16,789

JP Morgan Mortgage Trust (a)(d)	Class B3, Series 2025-4	6.33%	11/25/2055	808	756

JP Morgan Mortgage Trust (a)(d)	Class B3, Series 2025-INV1	6.90%	11/25/2055	884	916

JP Morgan Mortgage Trust (a)(d)	Class M1A, Series 2025-NQM3	5.97%	11/25/2065	1,652	1,666

Asset-Based Income Fund	September 30, 2025 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

JP Morgan Mortgage Trust (a)(d)	Class M1B, Series 2024-NQM1	6.86%	2/25/2064	1,680	$1,696

JP Morgan Mortgage Trust (a)(d)	Class M1B, Series 2025-NQM3	6.42%	11/25/2065	322	325

Morgan Stanley Residential Mortgage Loan

Trust (a)(d)	Class B1A, Series 2024-NQM5	7.16%	10/25/2069	2,000	2,031

Morgan Stanley Residential Mortgage Loan

Trust (a)(d)	Class M1, Series 2024-NQM5	6.52%	10/25/2069	3,600	3,657

Morgan Stanley Residential Mortgage Loan

Trust (a)(d)	Class M1, Series 2025-NQM5	6.14%	7/25/2070	1,363	1,378

Morgan Stanley Residential Mortgage Loan

Trust (a)(d)	Class M1, Series 2025-NQM7	5.84%	9/25/2070	2,332	2,332

New Residential Mortgage Loan Trust (a)(d)	Class M1, Series 2024-NQM3	6.39%	11/25/2064	3,885	3,942

New Residential Mortgage Loan Trust (a)(d)	Class M1, Series 2025-NQM4	6.08%	7/25/2065	1,487	1,500

PRKCM Trust (a)(d)	Class M1, Series 2022-AFC2	6.00%	8/25/2057	2,420	2,424

Provident Funding Mortgage Trust (a)(d)	Class B1, Series 2025-2	6.28%	6/25/2055	935	956

Provident Funding Mortgage Trust (a)(d)	Class B2, Series 2025-2	6.28%	6/25/2055	983	997

Provident Funding Mortgage Trust (a)(d)	Class B3, Series 2025-2	6.28%	6/25/2055	1,033	1,029

PRPM Trust (a)(d)	Class M1, Series 2025-NQM3	6.19%	5/25/2070	551	558

SAIF Securitization Trust (a)(d)	Class M1, Series 2025-HYB1	6.07%	10/25/2055	1,520	1,492

SAIF Securitization Trust (a)(d)	Class M2, Series 2025-HYB1	6.07%	10/25/2055	1,014	969

Second Lien/HELOC — 7.3%

Chase Home Lending Mortgage Trust (a)(d)	Class M2, Series 2025-RPL1	4.06%	5/25/2064	1,152	698

EFMT (a)(d)	Class M1, Series 2025-CES4	6.11%	6/25/2060	3,360	3,384

SAIF Securitization Trust (a)(e)	Class A3, Series 2025-CES1	5.99%	6/25/2065	590	592

SAIF Securitization Trust (a)(d)	Class M1, Series 2025-CES1	6.24%	6/25/2065	590	592

Saluda Grade Alternative Mortgage Trust (a)(d)	Class A2, Series 2023-SEQ3	6.89%	6/1/2053	5,829	5,920

Saluda Grade Alternative Mortgage Trust (a)(d)	Class A3, Series 2023-SEQ3	7.12%	6/1/2053	10,127	10,305

Saluda Grade Alternative Mortgage Trust (a)(d)	Class M1, Series 2023-SEQ3	8.71%	6/1/2053	3,722	3,846

Towd Point Mortgage Trust (a)(d)	Class M1, Series 2024-CES3	6.81%	5/25/2064	2,439	2,488

Towd Point Mortgage Trust (a)(d)	Class M2, Series 2025-CES3	5.92%	8/25/2065	1,517	1,527

Vista Point Securitization Trust (a)(e)	Class M1, Series 2024-CES1	7.48%	5/25/2054	10,069	10,222

Vista Point Securitization Trust (a)(d)	Class M1, Series 2024-CES3	6.59%	1/25/2055	1,250	1,264

Single Family Rental — 4.3%

AMSR Trust (a)	Class E2, Series 2024-SFR2	4.15%	11/17/2041	10,000	9,402

AMSR Trust (a)	Class E2, Series 2025-SFR2	4.28%	11/17/2030	1,573	1,461

Progress Residential Trust (a)	Class E, Series 2025-SFR5	4.85%	10/17/2042	3,225	3,108

Progress Residential Trust (a)(d)	Class E2, Series 2024-SFR5	3.63%	8/9/2029	10,044	9,288

TOTAL MORTGAGE-BACKED SECURITIES (Amortized Cost $209,846)					$212,994

Senior Loans — 15.5%

Aviation Lending — 3.7%

Genesis Aircraft Services Ltd (b)(d)(f)	TL 1L DD 08/23	8.22% - 8.69%	8/31/2029	3,971	2,915

Lesha - Project Skyline (b)	TL 1L 12/24 (MSN 36010)	6.67%	2/28/2032	3,139	3,166

Lesha - Project Skyline (b)	TL 1L 12/24 (MSN 36011)	6.72%	2/28/2029	4,068	4,080

Lesha - Project Skyline (b)	TL 1L 12/24 (MSN 36095)	6.62%	3/31/2029	2,928	2,964

Lesha - Project Skyline (b)	TL 1L 12/24 (MSN 36104)	6.61%	8/31/2030	3,526	3,569

Lesha - Project Skyline (b)	TL 1L 12/24 (MSN 38245)	6.70%	2/28/2031	4,329	4,355

Asset-Based Income Fund	September 30, 2025 (Unaudited)

Issuer	Asset	Effective Interest Rate	Maturity Date	Par	Fair Value

Fund Finance — 4.8%

Ardian US LLC (b)(d)	TL 1L A 07/25	6.50% (SOFR + 2.50%)	12/31/2028	12,160	$12,160

GSAM Vintage Platform IX NAV (b)(d)	TL 1L 02/25 (Vintage IX A AB)	6.55% (SOFR + 2.55%)	10/18/2030	927	927

GSAM Vintage Platform IX NAV (b)(d)	TL 1L 02/25 (Vintage IX B AB)	6.65% (SOFR + 2.65%)	10/18/2030	8,536	8,536

GSAM Vintage Platform IX NAV (b)(d)	TL 1L 02/25 (Vintage IX B2 AB)	6.65% (SOFR + 2.65%)	10/18/2030	566	566

GSAM Vintage Platform IX NAV (b)(d)	TL 1L DD 02/25 (Vintage IX A AB)	6.55% (SOFR + 2.55%)	10/18/2030	286	286

GSAM Vintage Platform IX NAV (b)(d)(f)	TL 1L DD 02/25 (Vintage IX B AB)	6.65% (SOFR + 2.65%)	10/18/2030	3,593	3,400

GSAM Vintage Platform IX NAV (b)(d)(f)	TL 1L DD 02/25 (Vintage IX B2 AB)	6.65% (SOFR + 2.65%)	10/18/2030	404	325

Rooftop Solar Lease — 4.4%

Sunrun Charis Portfolio LLC (b)	TL 1L 07/23	6.93%	4/30/2059	10,872	11,265

Sunrun Romulus Portfolio LLC (b)	TL 1L 02/24	6.48%	1/31/2054	12,928	13,142

Small Business Loans — 2.1%

BHG Funding LLC (b)	TL 1L A2 05/23	7.07%	5/19/2036	8,583	8,605

BHG Funding LLC (b)	TL 2L B2 05/23	8.12%	5/19/2036	1,694	1,697

BHG Funding LLC (b)(d)	TL 3L C2 05/23	9.69%	5/19/2036	1,695	1,528

Solar Loan — 0.5%

SunPower Financial (b)(c)	TL 01/25	6.69%	8/30/2054	2,987	2,987

TOTAL SENIOR LOANS (Amortized Cost $86,168)					$86,473

			Shares

Private Equity — 0.1%

Solar Loan — 0.1%

SunPower Financial (b)(c)	Private Equity (SPV)		615,493		674

TOTAL PRIVATE EQUITY (Cost $615)					$674

TOTAL INVESTMENTS (Cost $470,166) — 85.8%					$476,272

Money Market Fund — 10.2%

U.S. Government Securities — 10.2%

Fidelity Investments Money Market Treasury Portfolio (g) Class I		4.01%	56,662,042		56,662

TOTAL MONEY MARKET FUND (Cost $56,662)					$56,662

TOTAL INVESTMENTS INCLUDING MONEY MARKET FUND (Cost $526,828) — 96.0%					$532,992

OTHER ASSETS EXCEEDING LIABILITIES, NET — 4.0%					22,425

NET ASSETS — 100.0%					$555,359

DD	Delayed draw term loan

SOFR	Secured Overnight Financing Rate

SPV	Special Purpose Vehicle

TL	Term loan

1L	First lien

2L	Second lien

3L	Third lien

Asset-Based Income Fund	September 30, 2025 (Unaudited)

(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration.

(b)	Value determined using significant unobservable inputs.

(c)	Security considered restricted.

(d)

Variable rate securities. The effective rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are based on a published reference rate and spread. Interest rates for certain variable rate securities are determined by the issuer, or agent, and are based on current market conditions, and these securities do not indicate a reference rate and spread in their description.

(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at September 30, 2025.

(f)	Investment is an unfunded or partially funded commitment.

(g)	Rate represents the money market fund’s average 7-day yield as of September 30, 2025.

The following are the details of the restricted securities of the Fund (in thousands, except share amounts):

Issuer	Asset	Par/Shares	Cost	Value	Acquisition Date	% of Net Assets

Asset-Backed Securities

Identity Digital Capital LLC	Class A2, Series 2025-1	4,003	$4,003	$4,073	3/18/2025	0.7%

Lyra Music Assets Delaware LP	Class A2, Series 2024-3A	9,986	9,690	10,144	11/8/2024	1.8%

Metro Communications Issuer LLC	Class A2, Series 2025-1	1,801	1,801	1,847	2/13/2025	0.3%

Metro Communications Issuer LLC	Class A2I, Series 2025-1A	9,880	9,880	10,121	2/13/2025	1.8%

Sunnova SOL IX Issuer LLC	Class A, Series 2025-1	8,757	8,361	8,541	2/21/2025	1.5%

Sunnova SOL IX Issuer LLC	Class B, Series 2025-1	670	647	657	2/21/2025	0.1%

Mortgage-Backed Securities

Unison Trust	Class A, Series 2025-1	11,036	10,151	10,303	6/5/2025	1.9%

Senior Loans

SunPower Financial	TL 01/25	2,987	2,987	2,987	11/3/2023	0.5%

Private Equity

SunPower Financial	Private Equity (SPV)	615,493	615	674	6/7/2023	0.1%

			$48,135	$49,347